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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- AUG. 3, 2009

RIVERSOURCE CASH MANAGEMENT FUND -- PROSPECTUS (SEPT. 29, 2008)     S-6320-99 AF

THE FRONT COVER OF THE PROSPECTUS IS REVISED TO INCLUDE THE FOLLOWING ADDITIONAL CLASS OF SHARES: R2

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class R2 is new and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. The blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The table is supplemented to include the following:

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                   CLASS R2
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                               None
Maximum deferred sales charge (load) imposed on sales (as a percentage of
offering price at time of purchase)                                                  None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                       CLASS R2
Management fees                                                                      0.28%
Distribution and/or service (12b-1) fees(a)                                          0.50%
Other expenses(b)                                                                    0.39%
Total annual fund operating expenses                                                 1.17%
Fee waiver/expense reimbursement                                                     0.25%
Total annual (net) fund operating expenses(c)                                        0.92%


(a) The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.25% of the stated amount for Class R2. This waiver is reflected under "Fee waiver/expense reimbursement" in the table. Any amount of the distribution (12b-1) fees not paid as reimbursement to or collected by the distributor will not be paid or reimbursed by the Fund.
(b) Other expenses are based on estimated amounts for the current fiscal year and include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 0.92% for Class R2.


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S-6320-7 A (8/09)

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EXAMPLES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table is supplemented to include the following:

The amounts shown are the same whether or not you redeem your shares at the end of the periods shown.

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class R2                                                         $94       $347       $621      $1,403


BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R2 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Class R2 shares pay an annual distribution and shareholder servicing (12b-1) fee. Because this fee is paid out of the Fund's assets on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges. Investments in Class R2 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
The following eligible institutional investors may purchase Class R2 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.

Class R2 shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R2 shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

In addition, for Class R2 shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other purchasers not listed above.

The distribution and shareholder servicing fees for Class R2 are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and directly or indirectly providing services to Fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the Fund or provide services to Fund shareholders, up to 0.50%* of the average daily net assets of Class R2 shares sold and held through them. The distributor begins to pay these fees immediately after purchase. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

In addition, Class R2 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2 is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

* The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.25% of the stated amount for Class R2 shares.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R2 shares only through the distributor or an authorized financial intermediary. Generally you may exchange your Class R2 shares only for shares of the same class of another fund. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

S-6320-7 A (8/09)